BANK BORROWINGS	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
BANK BORROWINGS

NOTE 6 - BANK BORROWINGS

	2022	2021

Short-term bank borrowings	13,049	317,343
Long-term bank borrowings	10,924	—

	23,973	317,343

As of 31 December 2022, supplier and merchant financing loans make up TRY818 thousand of the short-term bank borrowings (2021: supplier and merchant financing loans make up TRY151,402 thousand of the short-term bank borrowings).

All bank borrowings are denominated in Turkish Lira. As of 31 December 2022, the average annual effective interest rate for bank borrowings is 21.3% and the average annual effective interest rate for supplier and merchant financing loans is 22.71% (2021: 23.25% for bank borrowings and 25.19% for supplier and merchant financing loans.

The Group’s bank borrowings comprise fixed interest rate loans.

NOTE 6 - BANK BORROWINGS (Continued)

The repayment schedule of the bank borrowings are as follows:

	2022	2021

To be paid within 1 year	13,049	317,343
To be paid between 1-2 years	8,115	—
To be paid between 2-3 years	2,809	—

	23,973	317,343

The movement schedule of the Group’s bank borrowings is disclosed in Note 25.